UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-08071

Lazard Retirement Series, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices)          (Zip code)

Nathan A. Paul, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2014

FORM N-Q

Item 1.	Schedule of Investments.

Lazard Retirement Series, Inc. Portfolios of Investments March 31, 2014 (unaudited)

Description	Shares	Value
Lazard Retirement US Strategic Equity Portfolio
Common Stocks | 97.6%
Alcohol & Tobacco | 4.1%
Molson Coors Brewing Co., Class B	6,530	$384,356
Banking | 3.1%
Bank of America Corp.	8,175	140,610
Regions Financial Corp.	13,305	147,819
		288,429
Cable Television | 1.3%
Comcast Corp., Class A	2,500	121,900
Chemicals | 1.8%
Eastman Chemical Co.	2,010	173,282
Commercial Services | 4.8%
Corrections Corp. of America	4,988	156,224
Republic Services, Inc.	2,470	84,375
Tyco International, Ltd.	4,955	210,092
		450,691
Computer Software | 2.2%
Check Point Software Technologies, Ltd. (a)	1,550	104,826
Microsoft Corp.	2,550	104,525
		209,351
Energy Exploration & Production | 3.7%
Apache Corp.	2,165	179,587
Devon Energy Corp.	2,555	171,006
		350,593
Energy Integrated | 3.5%
Chevron Corp.	1,000	118,910
Consol Energy, Inc.	5,265	210,337
		329,247
Energy Services | 3.1%
HollyFrontier Corp.	2,320	110,386
Transocean, Ltd.	4,460	184,376
		294,762
Financial Services | 8.9%
American Express Co.	2,310	207,969
Citigroup, Inc.	3,755	178,738
IntercontinentalExchange Group, Inc.	825	163,210
Morgan Stanley	4,735	147,590
Visa, Inc., Class A	635	137,071
		834,578
Food & Beverages | 3.3%
Kellogg Co.	1,500	94,065
Sysco Corp.	5,855	211,541
		305,606
Description	Shares	Value
Forest & Paper Products | 1.1%
International Paper Co.	2,205	$101,165
Health Services | 1.2%
UnitedHealth Group, Inc.	1,335	109,457
Insurance | 1.6%
The Hartford Financial Services Group, Inc.	4,320	152,366
Leisure & Entertainment | 4.3%
Expedia, Inc.	1,005	72,863
Viacom, Inc., Class B	3,905	331,886
		404,749
Manufacturing | 3.8%
Carpenter Technology Corp.	740	48,870
Caterpillar, Inc.	505	50,182
Honeywell International, Inc.	1,240	115,022
Joy Global, Inc.	775	44,950
Terex Corp.	2,265	100,339
		359,363
Medical Products | 7.6%
Baxter International, Inc.	3,925	288,802
CareFusion Corp. (a)	4,970	199,893
McKesson Corp.	1,280	226,010
		714,705
Metal & Glass Containers | 0.6%
Owens-Illinois, Inc. (a)	1,700	57,511
Metals & Mining | 0.8%
U.S. Silica Holdings, Inc.	1,970	75,195
Pharmaceutical & Biotechnology | 11.2%
Eli Lilly & Co.	2,600	153,036
Gilead Sciences, Inc. (a)	2,660	188,488
Pfizer, Inc.	11,905	382,388
Zoetis, Inc.	11,268	326,096
		1,050,008
Real Estate | 0.7%
Lexington Realty Trust REIT	5,620	61,314
Retail | 8.3%
Advance Auto Parts, Inc.	3,201	404,927
AutoZone, Inc. (a)	94	50,487
CVS Caremark Corp.	1,660	124,268
J.C. Penney Co., Inc. (a)	5,320	45,858
Kohl’s Corp.	975	55,380
Macy’s, Inc.	1,710	101,386
		782,306
Semiconductors & Components | 2.9%
Intel Corp.	3,600	92,916
Maxim Integrated Products, Inc.	1,500	49,680

Description	Shares	Value
Lazard Retirement US Strategic Equity Portfolio (concluded)
Texas Instruments, Inc.	1,035	$48,800
Xerox Corp.	6,800	76,840
		268,236
Technology | 2.0%
Citrix Systems, Inc. (a)	1,225	70,352
Google, Inc., Class A (a)	108	120,367
		190,719
Technology Hardware | 11.1%
Apple, Inc.	424	227,578
Cisco Systems, Inc.	14,900	333,909
EMC Corp.	6,790	186,114
Hewlett-Packard Co.	1,475	47,731
Qualcomm, Inc.	2,165	170,732
Teradyne, Inc.	4,125	82,046
		1,048,110
Transportation | 0.6%
American Airlines Group, Inc. (a)	1,600	58,560
Total Common Stocks (Identified cost $7,553,096)		9,176,559
Preferred Stock | 0.0%
Automotive | 0.0%
Better Place, Inc., Series B (Identified cost $31,701) (a), (b)	12,681	0
Short-Term Investment | 2.5%
State Street Institutional Treasury Money Market Fund (Identified cost $232,846)	232,846	232,846
Total Investments | 100.1% (Identified cost $7,817,643) (c)		$9,409,405
Liabilities in Excess of Cash and Other Assets | (0.1)%		(6,821)

Net Assets | 100.0%		$9,402,584

Lazard Retirement US Small-Mid Cap Equity Portfolio

Description	Shares	Value
Common Stocks | 96.5%
Aerospace & Defense | 1.1%
B/E Aerospace, Inc. (a)	7,505	$651,359
Alcohol & Tobacco | 1.6%
Molson Coors Brewing Co., Class B	16,785	987,965
Automotive | 1.5%
Modine Manufacturing Co. (a)	35,980	527,107
Tenneco, Inc. (a)	7,240	420,427
		947,534
Banking | 7.4%
East West Bancorp, Inc.	25,315	923,998
PacWest Bancorp	25,430	1,093,744
Signature Bank (a)	5,920	743,493
United Bankshares, Inc.	30,450	932,379
Wintrust Financial Corp.	17,705	861,525
		4,555,139
Chemicals | 2.7%
Rockwood Holdings, Inc.	5,970	444,168
Solazyme, Inc. (a)	28,260	328,099
Taminco Corp.	42,595	894,921
		1,667,188
Commercial Services | 3.2%
Blackhawk Network Holdings, Inc.	32,760	799,016
Convergys Corp.	26,300	576,233
LifeLock, Inc. (a)	19,095	326,716
MDC Partners, Inc.	11,000	251,020
		1,952,985
Computer Software | 5.7%
Informatica Corp. (a)	10,285	388,567
j2 Global, Inc.	18,810	941,441
Red Hat, Inc. (a)	12,295	651,389
Rovi Corp. (a)	5,300	120,734
TIBCO Software, Inc. (a)	39,320	798,982
Web.com Group, Inc. (a)	18,890	642,827
		3,543,940
Construction & Engineering | 3.2%
EMCOR Group, Inc.	13,975	653,890
MasTec, Inc. (a)	14,230	618,151
Quanta Services, Inc. (a)	18,835	695,012
		1,967,053
Consumer Products | 2.4%
Hasbro, Inc.	15,065	837,915
Matthews International Corp., Class A	16,235	662,551
		1,500,466

Description	Shares	Value
Electric | 1.7%
CMS Energy Corp.	35,475	$1,038,708
Energy | 1.4%
Pattern Energy Group, Inc.	31,495	854,459
Energy Exploration & Production | 2.5%
Athlon Energy, Inc.	23,745	841,760
EP Energy Corp., Class A	35,600	696,692
		1,538,452
Energy Services | 2.1%
Diamond Offshore Drilling, Inc.	8,725	425,431
Frank’s International NV	34,840	863,335
		1,288,766
Financial Services | 4.5%
Air Lease Corp.	24,165	901,113
Springleaf Holdings, Inc.	36,945	929,167
Waddell & Reed Financial, Inc., Class A	12,580	926,139
		2,756,419
Forest & Paper Products | 3.4%
KapStone Paper and Packaging Corp. (a)	25,520	735,997
Rock Tenn Co., Class A	6,000	633,420
Schweitzer-Mauduit International, Inc.	16,675	710,188
		2,079,605
Health Services | 4.3%
Brookdale Senior Living, Inc. (a)	25,815	865,061
Magellan Health Services, Inc. (a)	13,555	804,489
Quintiles Transnational Holdings, Inc.	19,685	999,407
		2,668,957
Housing | 1.2%
Norcraft Cos., Inc.	2,050	34,707
Taylor Morrison Home Corp., Class A	29,395	690,782
		725,489
Insurance | 4.0%
American Equity Investment Life Holding Co.	32,835	775,563
Arch Capital Group, Ltd. (a)	15,980	919,489
HCC Insurance Holdings, Inc.	17,525	797,212
		2,492,264
Leisure & Entertainment | 3.7%
Bally Technologies, Inc. (a)	12,595	834,670
Diamond Resorts International, Inc.	31,600	535,620
Hyatt Hotels Corp., Class A (a)	16,580	892,170
		2,262,460
Manufacturing | 10.8%
ACCO Brands Corp. (a)	80,985	498,868
Actuant Corp., Class A	25,315	864,507
Altra Industrial Motion Corp.	12,940	461,958
Carpenter Technology Corp.	10,050	663,702

Description	Shares	Value
Lazard Retirement US Small-Mid Cap Equity Portfolio (concluded)
FLIR Systems, Inc.	24,785	$892,260
Kennametal, Inc.	13,035	577,451
Littelfuse, Inc.	6,245	584,782
The Toro Co.	10,165	642,326
TriMas Corp. (a)	22,415	744,178
Woodward, Inc.	17,540	728,436
		6,658,468
Medical Products | 2.7%
CareFusion Corp. (a)	22,255	895,096
Sirona Dental Systems, Inc. (a)	10,465	781,422
		1,676,518
Metal & Glass Containers | 1.1%
Owens-Illinois, Inc. (a)	19,880	672,540
Metals & Mining | 1.1%
U.S. Silica Holdings, Inc.	17,065	651,371
Pharmaceutical & Biotechnology | 1.0%
Aratana Therapeutics, Inc.	18,900	350,784
Intrexon Corp.	11,220	294,974
		645,758
Real Estate | 5.8%
Extra Space Storage, Inc. REIT	21,700	1,052,667
Jones Lang LaSalle, Inc.	6,220	737,070
Kilroy Realty Corp. REIT	18,500	1,083,730
LaSalle Hotel Properties REIT	23,400	732,654
		3,606,121
Retail | 6.8%
Advance Auto Parts, Inc.	9,215	1,165,698
Carter’s, Inc.	6,800	528,020
Chico’s FAS, Inc.	26,275	421,188
Francesca’s Holdings Corp. (a)	37,540	680,976
Iconix Brand Group, Inc. (a)	17,220	676,229
Steven Madden, Ltd. (a)	19,380	697,292
		4,169,403
Semiconductors & Components | 2.0%
ON Semiconductor Corp. (a)	40,640	382,016
Xilinx, Inc.	15,425	837,115
		1,219,131
Technology | 2.9%
BroadSoft, Inc. (a)	20,700	553,311
NetScout Systems, Inc. (a)	22,275	837,094
SS&C Technologies Holdings, Inc. (a)	9,390	375,788
		1,766,193
Technology Hardware | 2.7%
InterDigital, Inc.	19,630	649,949
Synaptics, Inc. (a)	6,585	395,232
Description	Shares	Value
Teradyne, Inc.	31,160	$619,772
		1,664,953
Transportation | 2.0%
Alaska Air Group, Inc.	7,405	690,961
Echo Global Logistics, Inc. (a)	30,425	557,386
		1,248,347
Total Common Stocks (Identified cost $48,031,779)		59,458,011
Preferred Stock | 0.0%
Automotive | 0.0%
Better Place, Inc., Series B (Identified cost $864,900) (a), (b)	345,960	0
Short-Term Investment | 5.5%
State Street Institutional Treasury Money Market Fund (Identified cost $3,399,549)	3,399,549	3,399,549
Total Investments | 102.0% (Identified cost $52,296,228) (c)		$62,857,560
Liabilities in Excess of Cash and Other Assets | (2.0)%		(1,209,910)

Net Assets | 100.0%		$61,647,650

Description	Shares	Value
Lazard Retirement International Equity Portfolio
Common Stocks | 92.0%
Australia | 2.0%
Ansell, Ltd.	316,548	$5,407,665
James Hardie Industries PLC	640,288	8,515,532
		13,923,197
Austria | 0.9%
UNIQA Insurance Group AG	473,687	6,292,707
Belgium | 2.4%
Anheuser-Busch InBev NV	160,990	16,921,530
Bermuda | 1.2%
Signet Jewelers, Ltd.	77,189	8,185,468
Brazil | 1.2%
Estacio Participacoes SA	812,600	8,186,882
Canada | 2.6%
MacDonald Dettwiler & Associates, Ltd.	102,300	8,080,358
Rogers Communications, Inc., Class B	236,900	9,816,725
		17,897,083
China | 1.1%
Anhui Conch Cement Co., Ltd., Class H	1,860,000	7,993,935
Denmark | 0.9%
Carlsberg A/S, Class B	61,416	6,120,158
Finland | 1.9%
Sampo Oyj, A Shares	256,005	13,300,613
France | 9.8%
Airbus Group NV	150,286	10,777,647
BNP Paribas SA	242,295	18,730,930
Cap Gemini SA	122,350	9,276,495
Sanofi SA	176,072	18,399,525
Valeo SA	78,861	11,123,892
		68,308,489
Germany | 6.3%
Bayer AG	137,561	18,603,292
Bayerische Motoren Werke AG	52,526	6,630,481
Merck KGaA	61,586	10,369,971
RTL Group SA	76,074	8,667,364
		44,271,108
Greece | 0.9%
Piraeus Bank SA (a)	2,306,384	6,351,422
Ireland | 1.1%
Ryanair Holdings PLC Sponsored ADR (a)	130,272	7,661,296
Italy | 2.9%
Atlantia SpA	401,421	10,335,939
Eni SpA	385,750	9,687,200
		20,023,139
Description	Shares	Value
Japan | 17.1%
AEON Financial Service Co., Ltd.	183,400	$4,128,070
Asahi Group Holdings, Ltd.	285,800	8,017,399
Asics Corp.	478,260	9,381,955
Daikin Industries, Ltd.	157,900	8,830,061
Daiwa House Industry Co., Ltd.	476,000	8,058,590
Don Quijote Holdings Co., Ltd.	206,300	10,640,578
Japan Display, Inc.	805,800	5,628,850
Japan Tobacco, Inc.	385,800	12,097,256
KDDI Corp.	202,100	11,760,800
LIXIL Group Corp.	261,600	7,201,560
Makita Corp.	102,600	5,665,005
Seven & I Holdings Co., Ltd.	262,000	9,992,982
Sumitomo Mitsui Financial Group, Inc.	373,100	15,903,941
United Arrows, Ltd.	61,200	2,260,952
		119,567,999
Norway | 0.7%
Petroleum Geo-Services ASA	394,411	4,801,204
Philippines | 1.7%
Alliance Global Group, Inc.	18,687,700	11,877,259
South Korea | 1.1%
Samsung Electronics Co., Ltd. GDR	11,817	7,428,835
Spain | 2.7%
Mediaset Espana Comunicacion SA (a)	573,878	6,698,189
Red Electrica Corporacion SA	154,593	12,577,800
		19,275,989
Sweden | 2.7%
Assa Abloy AB, Class B	178,662	9,542,383
Swedbank AB, A Shares	360,854	9,677,398
		19,219,781
Switzerland | 7.9%
GAM Holding AG	479,124	8,657,547
Glencore Xstrata PLC	2,087,442	10,767,299
Novartis AG	317,853	26,996,975
Swatch Group AG	14,232	8,944,812
		55,366,633
Thailand | 0.6%
Krung Thai Bank Public Co. Ltd. (d)	7,576,400	4,367,407
Turkey | 0.4%
Koc Holding AS	688,276	2,898,089
United Kingdom | 21.9%
BG Group PLC	281,643	5,252,732
British American Tobacco PLC	263,607	14,676,062
Direct Line Insurance Group PLC	2,296,822	9,104,127
Informa PLC	1,260,089	11,141,384

Description	Shares	Value
Lazard Retirement International Equity Portfolio (concluded)
International Consolidated Airlines Group SA (a)	1,648,546	$11,479,481
Ladbrokes PLC	1,733,403	3,906,735
Lloyds Banking Group PLC (a)	12,135,133	15,231,339
Prudential PLC	798,773	16,921,362
Reed Elsevier PLC	741,513	11,339,648
Rexam PLC	1,700,737	13,821,226
Rolls-Royce Holdings PLC	80,289	1,455,232
Royal Dutch Shell PLC, A Shares	530,527	19,392,494
Taylor Wimpey PLC	4,137,323	8,128,715
Unilever PLC	268,398	11,463,249
		153,313,786
Total Common Stocks (Identified cost $482,582,998)		643,554,009
Preferred Stock | 1.7%
Germany | 1.7%
Volkswagen AG (Identified cost $11,878,524)	44,633	11,564,184
Short-Term Investment | 4.4%
State Street Institutional Treasury Money Market Fund (Identified cost $30,501,455)	30,501,455	30,501,455
Total Investments | 98.1% (Identified cost $524,962,977) (c)		$685,619,648
Cash and Other Assets in Excess of Liabilities | 1.9%		13,562,822

Net Assets | 100.0%		$699,182,470

Description	Shares	Value
Lazard Retirement Emerging Markets Equity Portfolio
Common Stocks | 98.2%
Argentina | 1.4%
YPF Sociedad Anonima Sponsored ADR	503,434	$15,687,003
Brazil | 15.0%
Ambev SA ADR	1,918,800	14,218,308
Banco do Brasil SA	3,699,966	37,179,033
BB Seguridade Participacoes SA	1,830,200	20,253,998
CCR SA	1,568,400	12,041,220
CEMIG SA Sponsored ADR	933,000	6,344,400
Cielo SA	861,580	27,457,404
Localiza Rent a Car SA	437,600	6,402,962
Natura Cosmeticos SA	566,900	9,524,120
Souza Cruz SA	1,131,627	10,273,916
Vale SA Sponsored ADR	820,800	11,351,664
Via Varejo SA	834,600	8,735,897
		163,782,922
China | 7.4%
Baidu, Inc. Sponsored ADR (a)	105,700	16,106,566
China Construction Bank Corp., Class H	45,741,390	32,046,761
CNOOC, Ltd.	7,555,000	11,420,409
NetEase, Inc. Sponsored ADR	202,300	13,614,790
Weichai Power Co., Ltd., Class H	1,851,400	7,058,871
		80,247,397
Colombia | 2.7%
Pacific Rubiales Energy Corp.	1,662,200	29,936,139
Egypt | 1.0%
Commercial International Bank Egypt SAE GDR	2,232,459	10,868,845
Hong Kong | 2.5%
China Mobile, Ltd. Sponsored ADR	470,649	21,456,888
Huabao International Holdings, Ltd.	13,021,000	6,050,169
		27,507,057
Hungary | 1.4%
OTP Bank PLC	763,236	14,637,179
India | 6.1%
Axis Bank, Ltd.	498,996	12,185,395
Bank of India	1,072,927	4,119,989
Bharat Heavy Electricals, Ltd.	2,896,454	9,440,911
Jindal Steel & Power, Ltd.	1,566,788	7,691,377
Punjab National Bank, Ltd.	1,034,527	12,849,772
Tata Consultancy Services, Ltd.	569,846	20,404,281
		66,691,725
Indonesia | 6.8%
PT Astra International Tbk	14,818,500	9,702,192
PT Bank Mandiri (Persero) Tbk	26,118,429	21,978,333
Description	Shares	Value
PT Semen Indonesia (Persero) Tbk	5,555,900	$7,800,513
PT Tambang Batubara Bukit Asam (Persero) Tbk	569,000	469,973
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	622,700	24,515,699
PT United Tractors Tbk	5,560,040	10,223,948
		74,690,658
Macau | 1.4%
Wynn Macau, Ltd.	3,706,400	15,358,927
Malaysia | 0.7%
British American Tobacco Malaysia Berhad	415,700	7,526,724
Mexico | 1.4%
Grupo Mexico SAB de CV, Series B	2,463,297	7,773,569
Kimberly-Clark de Mexico SAB de CV, Series A	2,842,462	7,587,592
		15,361,161
Netherlands | 1.0%
OCI NV	243,778	11,068,500
Pakistan | 1.6%
Oil & Gas Development Co., Ltd.	2,909,500	7,140,887
Pakistan Petroleum, Ltd.	4,564,302	10,399,811
		17,540,698
Philippines | 1.6%
Philippine Long Distance Telephone Co. Sponsored ADR	281,500	17,177,130
Russia | 10.7%
ALROSA AO (d)	7,820,700	8,042,714
Gazprom OAO Sponsored ADR	3,002,050	23,182,610
Lukoil OAO Sponsored ADR	131,972	7,345,914
Magnit OJSC Sponsored GDR (d), (e)	132,475	7,259,630
MegaFon OAO GDR (d), (e)	421,946	11,877,780
Mobile TeleSystems OJSC Sponsored ADR	1,214,620	21,243,704
Oriflame Cosmetics SA SDR	172,453	4,184,155
Sberbank of Russia (d)	14,223,089	33,988,589
		117,125,096
South Africa | 10.4%
Bidvest Group, Ltd.	647,967	17,136,779
Imperial Holdings, Ltd.	486,227	8,706,422
Nedbank Group, Ltd.	546,458	11,630,075
PPC, Ltd.	2,074,939	5,756,896
Sanlam, Ltd.	2,015,100	10,969,843
Shoprite Holdings, Ltd.	1,115,509	16,869,423
Standard Bank Group, Ltd.	637,404	8,403,994
Tiger Brands, Ltd.	303,902	7,859,908
Truworths International, Ltd.	950,397	6,993,882
Vodacom Group, Ltd.	915,649	11,306,186

Description	Shares	Value
Lazard Retirement Emerging Markets Equity Portfolio (concluded)
Woolworths Holdings, Ltd.	1,117,345	$7,788,516
		113,421,924
South Korea | 13.8%
Coway Co., Ltd.	135,366	9,496,865
Hanwha Life Insurance Co., Ltd.	2,041,722	13,404,313
Hyundai Mobis Co., Ltd.	79,183	23,488,101
KB Financial Group, Inc.	517,880	18,164,196
KT&G Corp.	190,975	14,339,532
Samsung Electronics Co., Ltd.	29,119	36,822,975
Shinhan Financial Group Co., Ltd.	582,001	25,621,911
SK Hynix, Inc. (a)	283,310	9,614,892
		150,952,785
Taiwan | 4.5%
Hon Hai Precision Industry Co., Ltd.	4,719,295	13,381,615
Taiwan Semiconductor Manufacturing Co., Ltd.	9,100,642	35,559,500
		48,941,115
Thailand | 2.5%
CP All Public Co. Ltd. (d)	7,073,700	9,485,387
PTT Exploration & Production Public Co. Ltd. (d)	1,781,535	8,622,102
The Siam Cement Public Co. Ltd.	709,400	9,115,955
		27,223,444
Turkey | 4.3%
Akbank TAS	2,721,393	8,636,702
Koc Holding AS	3,575,921	15,056,950
Turkcell Iletisim Hizmetleri AS (a)	2,092,682	11,609,383
Turkiye Is Bankasi AS, C Shares	5,417,917	12,012,619
		47,315,654
Total Common Stocks (Identified cost $1,049,053,576)		1,073,062,083
Short-Term Investment | 1.0%
State Street Institutional Treasury Money Market Fund (Identified cost $11,258,472)	11,258,472	11,258,472
Total Investments | 99.2% (Identified cost $1,060,312,048) (c)		$1,084,320,555
Cash and Other Assets in Excess of Liabilities | 0.8%		8,720,811

Net Assets | 100.0%		$1,093,041,366

Description	Shares	Value
Lazard Retirement Multi-Asset Targeted Volatility Portfolio
Common Stocks | 76.2%
Australia | 1.5%
AGL Energy, Ltd.	10,723	$151,017
Amcor, Ltd.	22,537	217,298
BC Iron, Ltd.	5,722	25,225
Cardno, Ltd.	5,076	33,965
Commonwealth Property Office Fund REIT	55,172	63,958
CSL, Ltd.	4,677	301,821
GPT Group REIT	32,905	111,705
Insurance Australia Group, Ltd.	6,068	31,405
Iress, Ltd.	5,596	44,548
Platinum Asset Management, Ltd.	9,129	63,207
Telstra Corp., Ltd.	66,733	314,776
Westfield Group REIT	16,087	152,988
Westfield Retail Trust REIT	30,948	85,547
Woolworths, Ltd.	7,117	235,858
		1,833,318
Austria | 0.1%
OMV AG	1,389	63,083
Belgium | 2.1%
Anheuser-Busch InBev NV Sponsored ADR	21,925	2,308,703
Belgacom SA	3,679	115,461
bpost SA	4,103	92,041
Telenet Group Holding NV	1,339	82,520
		2,598,725
Bermuda | 0.3%
Everest Re Group, Ltd.	1,366	209,066
PartnerRe, Ltd.	1,303	134,861
		343,927
Canada | 2.2%
Bell Aliant, Inc.	1,450	35,466
Canadian Apartment Properties REIT	1,039	20,038
Capital Power Corp.	3,723	86,617
CI Financial Corp.	4,844	152,791
Cineplex, Inc.	3,033	115,421
Cogeco Cable, Inc.	754	39,115
Davis & Henderson Corp.	1,102	30,822
Entertainment One, Ltd. (a)	6,303	34,697
Genworth MI Canada, Inc.	1,469	50,123
Imperial Oil, Ltd.	2,660	123,869
Intact Financial Corp.	2,469	153,657
Magna International, Inc.	445	42,781
Methanex Corp.	454	29,051
Metro, Inc.	1,867	109,605
Open Text Corp.	4,743	226,617
Parkland Fuel Corp.	2,196	42,430
Description	Shares	Value
Progressive Waste Solutions, Ltd.	3,335	$84,408
Rogers Communications, Inc., Class B	7,659	317,376
Royal Bank of Canada	3,719	245,209
Saputo, Inc.	2,374	119,591
SEMAFO, Inc.	9,767	34,456
Shaw Communications, Inc., Class B	12,947	309,182
Tim Hortons, Inc.	5,505	304,456
		2,707,778
Colombia | 0.1%
Pacific Rubiales Energy Corp.	3,554	64,007
Denmark | 2.7%
Coloplast A/S, Class B	2,428	196,742
Novo Nordisk A/S, Class B	6,867	313,269
Novo Nordisk A/S Sponsored ADR	50,130	2,288,434
Novozymes A/S, B Shares	1,501	66,091
Topdanmark A/S ADR (a)	179,475	509,709
		3,374,245
Finland | 1.1%
Kone Oyj, Class B	4,196	176,220
Sampo Oyj, A Shares ADR	47,355	1,225,074
		1,401,294
France | 0.2%
Bureau Veritas SA	3,415	104,678
Orpea	1,142	75,828
Safran SA	766	53,124
Total SA	603	39,605
		273,235
Germany | 1.9%
Continental AG	154	36,903
Continental AG Sponsored ADR	39,410	1,891,286
Hugo Boss AG	219	29,166
Symrise AG ADR	35,120	440,054
		2,397,409
Hong Kong | 0.6%
Cheung Kong Holdings, Ltd.	18,000	298,857
Galaxy Entertainment Group, Ltd.	3,000	26,220
Hopewell Holdings, Ltd.	10,000	34,373
MTR Corp., Ltd.	7,500	27,830
SJM Holdings, Ltd.	15,000	42,326
Swire Pacific, Ltd., Class A	7,000	81,627
The Link REIT	30,000	148,022
Yue Yuen Industrial Holdings, Ltd.	17,500	57,211
		716,466
Ireland | 1.9%
DCC PLC	1,710	92,981
Eaton Corp. PLC	15,720	1,180,887

Description	Shares	Value
Lazard Retirement Multi-Asset Targeted Volatility Portfolio (continued)
Experian PLC Sponsored ADR	42,675	$771,137
Greencore Group PLC	9,534	43,813
ICON PLC (a)	758	36,043
Ryanair Holdings PLC Sponsored ADR (a)	3,577	210,363
		2,335,224
Israel | 0.3%
Bank Hapoalim BM	7,331	41,828
Bank Leumi Le-Israel BM (a)	34,874	136,162
Israel Discount Bank, Ltd., Class A (a)	72,455	132,997
		310,987
Italy | 0.0%
Recordati SpA	1,788	31,314
Japan | 4.4%
Alfresa Holdings Corp.	900	58,574
ANA Holdings, Inc.	42,000	90,945
AOKI Holdings, Inc.	2,600	36,885
Asahi Kasei Corp.	22,000	149,365
Astellas Pharma, Inc.	4,000	47,386
Coca-Cola East Japan Co., Ltd.	2,200	55,092
Daito Trust Construction Co., Ltd.	500	46,198
Daiwa House Industry Co., Ltd. ADR	8,585	1,453,870
East Japan Railway Co.	700	51,537
Fuji Heavy Industries, Ltd.	1,000	26,997
Heiwa Corp.	2,400	41,101
Hogy Medical Co., Ltd.	700	35,961
Idemitsu Kosan Co., Ltd.	2,400	49,423
Japan Airlines Co., Ltd.	700	34,412
Mitsubishi Estate Co., Ltd. ADR	75,293	1,783,691
Nippon Suisan Kaisha, Ltd. (a)	19,600	41,166
Otsuka Corp.	1,100	32,841
Sawai Pharmaceutical Co., Ltd.	700	42,871
Secom Co., Ltd.	700	40,282
Sumitomo Mitsui Trust Holdings, Inc. Sponsored ADR	243,360	1,095,120
Taikisha, Ltd.	1,700	36,813
Tokyo Seimitsu Co., Ltd.	2,000	35,138
Wacoal Holdings Corp.	5,000	50,941
West Japan Railway Co.	3,900	158,985
		5,495,594
Macau | 0.0%
Sands China, Ltd.	6,400	47,972
Malta | 0.0%
Unibet Group PLC	650	32,655
Netherlands | 0.8%
Gemalto NV	400	46,678
Description	Shares	Value
NXP Semiconductor NV (a)	15,770	$927,434
		974,112
New Zealand | 0.4%
Air New Zealand, Ltd.	27,043	48,035
Fisher & Paykel Healthcare Corp., Ltd., Class C	22,640	83,663
Ryman Healthcare, Ltd.	10,785	82,160
Sky Network Television, Ltd.	50,571	275,062
Telecom Corp. of New Zealand, Ltd.	21,127	44,742
		533,662
Norway | 0.2%
DNO International ASA (a)	11,923	45,490
Opera Software ASA	5,316	69,414
Statoil ASA	2,240	63,269
Telenor ASA	4,805	106,477
		284,650
Portugal | 0.1%
Sonae SGPS SA	42,922	80,747
Singapore | 0.4%
Avago Technologies, Ltd.	484	31,174
ComfortDelGro Corp., Ltd.	74,000	116,902
DBS Group Holdings, Ltd.	17,000	218,866
M1, Ltd.	26,000	71,786
		438,728
Spain | 0.0%
Amadeus IT Holding SA, A Shares	780	32,434
Corporacion Financiera Alba SA	150	8,961
Grifols SA, Class B	12	494
		41,889
Sweden | 1.7%
Assa Abloy AB ADR	69,340	1,846,524
Betsson AB	2,196	79,990
Hennes & Mauritz AB, B Shares	2,893	123,292
Meda AB	5,629	86,624
		2,136,430
Switzerland | 3.0%
Novartis AG ADR	20,755	1,764,590
Panalpina Welttransport Holding AG ADR (a)	20,660	631,783
Roche Holding AG	764	229,648
Swisscom AG	385	236,417
Tyco International, Ltd.	21,480	910,752
		3,773,190
United Kingdom | 5.5%
Admiral Group PLC	5,666	135,022
African Barrick Gold PLC	12,438	54,599
Berendsen PLC	4,658	86,899

Description	Shares	Value
Lazard Retirement Multi-Asset Targeted Volatility Portfolio (continued)
BG Group PLC	3,784	$70,573
BP PLC	12,795	102,466
British American Tobacco PLC	823	45,820
British Sky Broadcasting Group PLC	16,204	246,968
Britvic PLC	3,224	39,912
BT Group PLC	14,566	92,704
Centrica PLC	55,122	303,549
GlaxoSmithKline PLC	8,044	214,289
International Consolidated Airlines Group SA Sponsored ADR (a)	38,765	1,354,837
ITV PLC	10,993	35,159
Lloyds Banking Group PLC ADR (a)	161,060	819,795
Next PLC	1,570	173,088
Rexam PLC Sponsored ADR	22,748	930,166
Rolls-Royce Holdings PLC	2,572	46,137
Shire PLC	3,955	194,614
SSE PLC	12,329	302,309
Unilever PLC	2,352	100,454
Unilever PLC Sponsored ADR	32,965	1,410,243
WH Smith PLC	4,971	99,935
		6,859,538
United States | 44.7%
3M Co.	872	118,295
Abbott Laboratories	4,408	169,752
American Express Co.	20,195	1,818,156
Apple, Inc.	3,790	2,034,245
AT&T, Inc.	8,996	315,490
AutoZone, Inc. (a)	1,707	916,830
Ball Corp.	2,843	155,825
Baxter International, Inc.	1,342	98,744
Bristol-Myers Squibb Co.	16,390	851,460
Broadridge Financial Solutions, Inc.	1,585	58,867
Brocade Communications Systems, Inc. (a)	3,715	39,416
Cabot Oil & Gas Corp.	1,495	50,651
CBOE Holdings, Inc.	1,537	86,994
Citigroup, Inc.	44,505	2,118,438
CMS Energy Corp.	2,145	62,806
Comcast Corp., Class A	24,465	1,192,913
ConocoPhillips	451	31,728
Consol Energy, Inc.	43,055	1,720,047
CR Bard, Inc.	767	113,501
Credit Acceptance Corp. (a)	174	24,734
CVS Caremark Corp.	10,040	751,594
Dollar Tree, Inc. (a)	1,520	79,314
Dr Pepper Snapple Group, Inc.	512	27,884
Eastman Chemical Co.	12,850	1,107,798
Description	Shares	Value
Edison International	1,715	$97,086
Eli Lilly & Co.	2,312	136,084
EMC Corp.	46,170	1,265,520
Entergy Corp.	1,206	80,621
Exelon Corp.	1,984	66,583
Exxon Mobil Corp.	415	40,537
General Mills, Inc.	1,946	100,842
Google, Inc., Class A (a)	1,720	1,916,957
Honeywell International, Inc.	25,560	2,370,946
Intel Corp.	46,356	1,196,448
IntercontinentalExchange Group, Inc.	5,854	1,158,097
Intuit, Inc.	1,660	129,032
Jack in the Box, Inc. (a)	701	41,317
Johnson & Johnson	2,408	236,538
Joy Global, Inc.	15,695	910,310
Kellogg Co.	14,670	919,956
Kimberly-Clark Corp.	2,686	296,131
Lockheed Martin Corp.	1,926	314,400
Macy’s, Inc.	17,920	1,062,477
MasterCard, Inc., Class A	18,262	1,364,171
McDonald’s Corp.	2,886	282,915
McKesson Corp.	7,575	1,337,518
Merck & Co., Inc.	1,295	73,517
Microsoft Corp.	25,719	1,054,222
Molson Coors Brewing Co., Class B	23,486	1,382,386
Monsanto Co.	7,875	895,939
Monster Beverage Corp. (a)	734	50,976
Mylan, Inc. (a)	1,323	64,602
Newmont Mining Corp.	1,623	38,043
Northrop Grumman Corp.	569	70,203
O’Reilly Automotive, Inc. (a)	339	50,304
Outerwall, Inc. (a)	492	35,670
PetSmart, Inc.	1,258	86,664
Pfizer, Inc.	63,198	2,029,920
PG&E Corp.	2,978	128,650
Portfolio Recovery Associates, Inc. (a)	633	36,625
Praxair, Inc.	260	34,052
Qualcomm, Inc.	18,592	1,466,165
Quintiles Transnational Holdings, Inc.	16,375	831,359
Raytheon Co.	1,490	147,197
Realogy Holdings Corp. (a)	10,005	434,717
Red Hat, Inc. (a)	15,010	795,230
Regions Financial Corp.	83,680	929,685
Reynolds American, Inc.	2,742	146,478
Ross Stores, Inc.	13,933	996,906
Schlumberger, Ltd.	16,795	1,637,512
Silgan Holdings, Inc.	522	25,849

Description		Shares	Value
Lazard Retirement Multi-Asset Targeted Volatility Portfolio (continued)
The Hartford Financial Services Group, Inc.		48,115	$1,697,016
The Hershey Co.		2,765	288,666
The Home Depot, Inc.		429	33,947
The Kroger Co.		4,969	216,897
The Sherwin-Williams Co.		213	41,989
The Southern Co.		1,684	73,995
The TJX Cos., Inc.		3,892	236,050
Thermo Fisher Scientific, Inc.		411	49,419
Time Warner Cable, Inc.		406	55,695
Tyson Foods, Inc., Class A		2,512	110,553
United Technologies Corp.		17,230	2,013,153
UnitedHealth Group, Inc.		17,670	1,448,763
Verizon Communications, Inc.		6,465	307,540
Vertex Pharmaceuticals, Inc. (a)		5,710	403,811
Viacom, Inc., Class B		24,594	2,090,244
Visa, Inc., Class A		8,595	1,855,317
Wal-Mart Stores, Inc.		1,363	104,174
Wisconsin Energy Corp.		3,567	166,044
Xcel Energy, Inc.		8,767	266,166
Xerox Corp.		46,400	524,320
Zoetis, Inc.		26,430	764,884
			55,461,482
Total Common Stocks (Identified cost $87,544,739)			94,611,661
Preferred Stock | 0.9%
Germany | 0.9%
Volkswagen AG Sponsored ADR (Identified cost $1,129,533)		20,740	1,073,710

Description	Security Currency	Principal Amount (000)	Value
Corporate Bonds | 5.7%
Australia | 0.4%
Mercedes-Benz Australia/Pacific Property, Ltd.,
4.500%, 05/18/15	AUD	236	$221,720
Telstra Corp., Ltd.,
6.250%, 04/15/15	AUD	225	215,272
			436,992
Canada | 0.5%
Shaw Communications, Inc.,
5.650%, 10/01/19	CAD	150	153,056
Suncor Energy, Inc.,
6.100%, 06/01/18	USD	185	213,680
Wells Fargo Financial Canada Corp.,
2.774%, 02/09/17	CAD	220	203,648
			570,384
Description	Security Currency	Principal Amount (000)	Value
Chile | 0.2%
Codelco, Inc.,
3.750%, 11/04/20	USD	$300	$303,463
France | 0.6%
Electricite de France SA,
5.000%, 02/05/18	EUR	150	237,438
Orange SA:
4.750%, 02/21/17	EUR	165	251,431
5.375%, 07/08/19	USD	195	219,596
			708,465
Italy | 0.1%
Atlantia SpA,
3.375%, 09/18/17	EUR	100	147,144
Mexico | 0.2%
America Movil SAB de CV,
6.450%, 12/05/22	MXN	3,500	249,692
Netherlands | 0.1%
BMW Finance NV,
3.375%, 12/14/18	GBP	105	183,128
Norway | 0.1%
Statoil ASA,
2.450%, 01/17/23	USD	200	187,491
Singapore | 0.2%
Temasek Financial I, Ltd.,
4.300%, 10/25/19	USD	250	274,021
United Kingdom | 1.2%
Abbey National Treasury Services PLC,
5.125%, 04/14/21	GBP	130	244,924
Barclays Bank PLC,
5.125%, 01/08/20	USD	115	128,736
BG Energy Capital PLC,
5.125%, 12/01/25	GBP	100	181,421
Network Rail Infrastructure Finance PLC,
4.400%, 03/06/16	CAD	300	286,114
Rolls-Royce PLC, 6.750%, 04/30/19	GBP	100	197,932
SSE PLC,
5.000%, 10/01/18	GBP	150	277,463
Tesco PLC,
6.125%, 02/24/22	GBP	100	189,516
			1,506,106
United States | 2.1%
American Express Credit Corp.,
2.375%, 03/24/17	USD	180	186,437
Apple, Inc.,
3.850%, 05/04/43	USD	275	243,870
BMW US Capital LLC,
2.375%, 12/04/15	NOK	310	52,017

Description	Security Currency	Principal Amount (000)	Value
Lazard Retirement Multi-Asset Targeted Volatility Portfolio (continued)
Coca-Cola Enterprises, Inc.,
2.000%, 12/05/19	EUR	200	$280,110
Energizer Holdings, Inc.,
4.700%, 05/19/21	USD	75	78,583
General Electric Capital Corp.:
6.500%, 09/28/15	NZD	20	17,914
5.500%, 02/01/17	NZD	245	216,503
JPMorgan Chase & Co.:
1.625%, 05/15/18	USD	195	191,504
3.875%, 09/23/20	EUR	150	232,313
Marathon Oil Corp.,
2.800%, 11/01/22	USD	250	234,037
Nestle Holdings, Inc.,
2.500%, 07/10/17	NOK	350	59,202
Starbucks Corp.,
6.250%, 08/15/17	USD	205	236,783
The Goldman Sachs Group, Inc.,
6.250%, 09/01/17	USD	215	245,524
Valero Energy Corp.,
6.125%, 02/01/20	USD	170	197,399
Yum! Brands, Inc.,
3.750%, 11/01/21	USD	90	91,128
			2,563,324
Total Corporate Bonds (Identified cost $7,154,697)			7,130,210
Foreign Government Obligations | 12.4%
Australia | 1.2%
Queensland Treasury Corp.,
5.500%, 06/21/21	AUD	540	539,845
Treasury Corp. of Victoria,
4.750%, 10/15/14	AUD	180	168,937
Western Australian Treasury Corp.,
3.000%, 06/08/16	AUD	820	759,478
			1,468,260
Austria | 0.3%
Republic of Austria,
3.900%, 07/15/20	EUR	235	377,119
Bahamas | 0.3%
Commonwealth of Bahamas,
6.950%, 11/20/29	USD	345	371,220
Belgium | 0.7%
Belgium Kingdom,
4.250%, 09/28/22	EUR	490	803,186
Bermuda | 0.4%
Government of Bermuda,
5.603%, 07/20/20	USD	420	462,420
Brazil | 0.2%
Federal Republic of Brazil,
2.625%, 01/05/23	USD	200	177,000
Description	Security Currency	Principal Amount (000)	Value
Canada | 2.7%
Province of Alberta,
4.000%, 12/01/19	CAD	820	$811,863
Province of British Columbia,
3.700%, 12/18/20	CAD	545	529,939
Province of Ontario:
6.250%, 06/16/15	NZD	490	436,040
2.850%, 06/02/23	CAD	555	489,771
Province of Quebec:
4.500%, 12/01/17	CAD	720	713,709
3.500%, 07/29/20	USD	370	388,937
			3,370,259
Colombia | 0.2%
Republic of Colombia,
7.375%, 01/27/17	USD	225	259,538
Czech Republic | 0.6%
Czech Republic:
5.000%, 06/11/18	EUR	330	531,001
2.500%, 08/25/28	CZK	5,170	249,727
			780,728
Denmark | 0.1%
Kommunekredit,
2.000%, 01/01/18	DKK	680	131,217
France | 0.6%
Government of France,
4.250%, 10/25/23	EUR	475	786,789
Ireland | 0.4%
Irish Treasury,
5.400%, 03/13/25	EUR	330	545,407
Israel | 0.4%
Israel Fixed Government Bond,
5.500%, 01/31/22	ILS	1,530	516,303
Mexico | 1.0%
Mexican Bonos:
7.750%, 12/14/17	MXN	4,340	366,295
6.500%, 06/10/21	MXN	6,100	487,292
United Mexican States,
6.750%, 02/06/24	GBP	160	323,427
			1,177,014
Netherlands | 0.4%
Netherlands Government Bond,
2.500%, 01/15/33	EUR	380	526,982
Norway | 0.6%
Oslo Kommune,
3.550%, 02/12/21	NOK	4,000	687,531
Panama | 0.2%
Republic of Panama,
5.200%, 01/30/20	USD	250	276,750

Description	Security Currency	Principal Amount (000)	Value
Lazard Retirement Multi-Asset Targeted Volatility Portfolio (continued)
Poland | 1.3%
Poland Government Bond,
3.750%, 04/25/18	PLN	1,700	$567,491
Republic of Poland:
5.625%, 06/20/18	EUR	365	598,382
6.375%, 07/15/19	USD	423	496,285
			1,662,158
Slovakia | 0.2%
Slovak Republic,
4.375%, 05/21/22	USD	200	211,924
Sweden | 0.2%
Svensk Exportkredit AB,
7.625%, 06/30/14	NZD	315	276,025
United Kingdom | 0.4%
United Kingdom Treasury:
4.250%, 12/07/27	GBP	150	282,505
4.250%, 06/07/32	GBP	140	263,549
			546,054
Total Foreign Government Obligations (Identified cost $15,240,766)			15,413,884
Quasi Government Bonds | 1.1%
Canada | 0.4%
Hydro-Quebec,
9.625%, 07/15/22	CAD	243	325,264
Ontario Electricity Financial Corp.,
10.125%, 10/15/21	CAD	160	215,673
			540,937
Germany | 0.4%
KfW:
4.000%, 12/15/14	NOK	1,110	188,102
2.875%, 10/12/16	NOK	980	166,833
Landeskreditbank Baden-Wuerttemberg Foerderbank,
3.000%, 05/22/17	NOK	580	98,801
			453,736
Netherlands | 0.3%
Bank Nederlandse Gemeenten,
2.500%, 01/23/23	USD	420	396,944
Total Quasi Government Bonds (Identified cost $1,428,027)			1,391,617
Supranationals | 0.8%
Asian Development Bank,
3.375%, 05/20/14	NOK	1,170	195,798
Corporacion Andina de Fomento,
8.125%, 06/04/19	USD	336	418,206
Description	Security Currency	Principal Amount (000)	Value
Inter-American Development Bank,
6.000%, 12/15/17	NZD	375	$338,478
Total Supranationals (Identified cost $939,601)			952,482
US Municipal Bonds | 0.4%
New Jersey | 0.1%
New Jersey State Transportation Trust Fund Authority Build America Bonds Series C,
5.754%, 12/15/28	USD	100	113,777
Pennsylvania | 0.1%
Pennsylvania State Build America Bonds Third Series B,
5.850%, 07/15/30	USD	50	55,090
Texas | 0.1%
Texas State Build America Bonds Series A,
4.123%, 04/01/25	USD	100	103,326
Utah | 0.1%
Utah State Build America Bonds Series B,
3.539%, 07/01/25	USD	150	152,030
Total US Municipal Bonds (Identified cost $427,218)			424,223

Description		Shares	Value
Short-Term Investment | 3.1%
State Street Institutional Treasury Money Market Fund (Identified cost $3,884,254)		3,884,254	$3,884,254
Total Investments | 100.6% (Identified cost $117,748,835) (c), (f)			$124,882,041
Liabilities in Excess of Cash and Other Assets | (0.6)%			(688,049)

Net Assets | 100.0%			$124,193,992

Lazard Retirement Multi-Asset Targeted Volatility Portfolio (continued)

Forward Currency Contracts open at March 31, 2014:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts
AUD	CAN	05/21/14	192,353	$172,000	$177,791	$5,791	$—
CAD	RBC	05/21/14	98,795	89,000	89,262	262	—
CAD	RBC	05/21/14	100,186	90,000	90,519	519	—
CAD	SSB	04/30/14	41,373	36,865	37,400	535	—
CHF	CIT	05/21/14	95,260	106,902	107,797	895	—
CHF	CIT	05/21/14	97,775	110,000	110,642	642	—
CHF	HSB	04/30/14	142,044	160,636	160,710	74	—
CLP	BNP	05/07/14	62,473,588	108,650	113,502	4,852	—
EUR	CIT	05/21/14	115,758	158,800	159,459	659	—
EUR	CIT	05/21/14	161,905	225,000	223,028	—	1,972
EUR	CIT	05/21/14	421,906	582,500	581,185	—	1,315
EUR	CIT	05/21/14	516,146	706,878	711,003	4,125	—
EUR	CIT	05/21/14	547,126	750,000	753,679	3,679	—
EUR	CIT	05/21/14	549,433	754,000	756,856	2,856	—
EUR	SSB	04/30/14	90,947	125,281	125,287	6	—
GBP	HSB	05/21/14	59,063	98,211	98,430	219	—
GBP	HSB	05/21/14	113,067	188,000	188,430	430	—
GBP	HSB	05/21/14	135,610	225,000	225,998	998	—
GBP	HSB	05/21/14	144,245	240,000	240,390	390	—
JPY	CIT	05/21/14	44,860,165	442,600	434,742	—	7,858
JPY	CIT	05/21/14	46,044,720	450,000	446,222	—	3,778
JPY	CIT	05/21/14	59,603,784	582,000	577,624	—	4,376
JPY	CIT	05/21/14	249,968,644	2,455,789	2,422,460	—	33,329
MXN	HSB	05/21/14	2,275,347	172,200	173,625	1,425	—
MXN	HSB	05/21/14	2,720,453	207,200	207,590	390	—
NZD	CAN	05/21/14	215,454	186,200	186,250	50	—
SGD	SSB	05/21/14	9,125	7,247	7,254	7	—
Total Forward Currency Purchase Contracts				$9,430,959	$9,407,135	$28,804	$52,628
Forward Currency Sale Contracts
AUD	CAN	05/21/14	76,232	$67,742	$70,461	$—	$2,719
AUD	CAN	05/21/14	575,641	512,770	532,062	—	19,292
AUD	CAN	05/21/14	822,019	737,351	759,787	—	22,436
AUD	HSB	04/30/14	1,175,725	1,070,098	1,088,272	—	18,174
AUD	SSB	04/30/14	821,592	747,673	760,480	—	12,807
CAD	CIT	04/30/14	1,291,248	1,150,822	1,167,236	—	16,414
CAD	HSB	04/30/14	640,913	571,020	579,359	—	8,339
CAD	RBC	05/21/14	269,332	243,391	243,344	47	—
CAD	RBC	05/21/14	277,423	249,810	250,654	—	844
CAD	RBC	05/21/14	926,087	830,498	836,728	—	6,230
CAD	RBC	05/21/14	2,150,413	1,955,996	1,942,918	13,078	—
CHF	SSB	04/30/14	362,244	409,630	409,846	—	216
CLP	BNP	05/07/14	28,264,888	50,464	51,351	—	887
CLP	BNP	05/07/14	34,208,700	60,600	62,150	—	1,550

Lazard Retirement Multi-Asset Targeted Volatility Portfolio (continued)

Forward Currency Contracts open at March 31, 2014 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (continued)
DKK	CSF	05/21/14	524,622	$96,775	$96,838	$—	$63
DKK	HSB	04/30/14	855,219	157,878	157,838	40	—
DKK	SSB	04/30/14	1,588,242	293,194	293,125	69	—
EUR	CIT	04/30/14	520,967	717,583	717,667	—	84
EUR	CIT	05/21/14	45,111	62,000	62,142	—	142
EUR	CIT	05/21/14	173,932	240,199	239,596	603	—
EUR	CIT	05/21/14	210,388	287,430	289,814	—	2,384
EUR	CIT	05/21/14	961,212	1,319,259	1,324,091	—	4,832
EUR	HSB	04/30/14	48,214	66,419	66,417	2	—
GBP	HSB	04/30/14	328,338	541,029	547,273	—	6,244
GBP	HSB	05/21/14	29,710	49,362	49,513	—	151
GBP	HSB	05/21/14	79,939	133,476	133,222	254	—
GBP	HSB	05/21/14	150,919	250,746	251,511	—	765
GBP	HSB	05/21/14	153,456	256,227	255,741	486	—
GBP	HSB	05/21/14	161,132	268,021	268,532	—	511
GBP	SSB	04/30/14	779,531	1,284,527	1,299,319	—	14,792
HKD	HSB	04/30/14	4,484,463	578,097	578,211	—	114
HKD	SSB	04/30/14	1,337,359	172,398	172,434	—	36
ILS	HSB	04/30/14	1,084,178	310,581	310,778	—	197
JPY	CIT	05/21/14	13,450,634	131,300	130,351	949	—
JPY	CIT	05/21/14	56,830,420	551,500	550,747	753	—
JPY	HSB	04/30/14	10,174,246	99,522	98,588	934	—
JPY	SSB	04/30/14	109,435,919	1,070,414	1,060,434	9,980	—
MXN	HSB	05/21/14	2,838,511	213,060	216,599	—	3,539
MXN	HSB	05/21/14	3,113,173	233,053	237,557	—	4,504
MXN	HSB	05/21/14	7,206,267	540,083	549,890	—	9,807
NOK	HSB	04/30/14	767,036	126,483	127,961	—	1,478
NOK	HSB	05/21/14	900,041	147,584	150,028	—	2,444
NOK	HSB	05/21/14	1,032,556	169,761	172,117	—	2,356
NOK	HSB	05/21/14	1,034,942	170,735	172,515	—	1,780
NOK	HSB	05/21/14	5,683,470	935,728	947,381	—	11,653
NOK	SSB	04/30/14	505,990	83,410	84,412	—	1,002
NZD	CAN	05/21/14	357,927	294,402	309,410	—	15,008
NZD	CAN	05/21/14	865,590	714,103	748,259	—	34,156
NZD	HSB	04/30/14	426,090	362,965	368,931	—	5,966
NZD	SSB	04/30/14	125,660	107,051	108,803	—	1,752
PLN	HSB	05/21/14	223,953	73,673	73,832	—	159
PLN	HSB	05/21/14	942,351	310,326	310,673	—	347
SEK	HSB	04/30/14	1,261,277	195,931	194,787	1,144	—
SEK	SSB	04/30/14	273,382	42,455	42,219	236	—

Lazard Retirement Multi-Asset Targeted Volatility Portfolio (concluded)

Forward Currency Contracts open at March 31, 2014 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (concluded)
SGD	HSB	04/30/14	241,339	$189,756	$191,860	$—	$2,104
SGD	SSB	04/30/14	72,789	57,227	57,867	—	640
Total Forward Currency Sale Contracts				$22,563,588	$22,773,931	28,575	238,918
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$57,379	$291,546

(a)	Non-income producing security.
(b)	Private placements.
(c)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation are as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
US Strategic Equity	$7,817,643	$1,725,961	$134,199	$1,591,762
US Small-Mid Cap Equity	52,296,228	11,664,421	1,103,089	10,561,332
International Equity	524,962,977	169,626,700	8,970,029	160,656,671
Emerging Markets Equity	1,060,312,048	141,267,750	117,259,243	24,008,507
Multi-Asset Targeted Volatility	117,748,835	8,299,278	1,166,072	7,133,206

(d)	Security valued using Level 2 inputs, based on reference to a similar security from the same issuer which was trading on an active market, under accounting principles generally accepted in the United States of America (“GAAP”) hierarchy.
(e)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2014, these securities amounted to 0.8% of net assets of Emerging Markets Equity Portfolio, and are considered to be liquid.
(f)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:
ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
REIT	—	Real Estate Investment Trust
SDR	—	Swedish Depositary Receipt

Currency Abbreviations:
AUD	—	Australian Dollar	ILS	—	Israeli Shekel
CAD	—	Canadian Dollar	JPY	—	Japanese Yen
CHF	—	Swiss Franc	MXN	—	Mexican New Peso
CLP	—	Chilean Peso	NOK	—	Norwegian Krone
CZK	—	Czech Koruna	NZD	—	New Zealand Dollar
DKK	—	Danish Krone	PLN	—	Polish Zloty
EUR	—	Euro	SEK	—	Swedish Krona
GBP	—	British Pound Sterling	SGD	—	Singapore Dollar
HKD	—	Hong Kong Dollar	USD	—	United States Dollar

Counterparty Abbreviations:
BNP	—	BNP Paribas	HSB	—	HSBC Bank USA
CAN	—	Canadian Imperial Bank of Commerce	RBC	—	Royal Bank of Canada
CIT	—	Citibank NA	SSB	—	State Street Bank and Trust Co.
CSF	—	Credit Suisse Group AG

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard Retirement International Equity Portfolio	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Multi-Asset Targeted Volatility Portfolio
Industry
Aerospace & Defense	—%	—%	0.3%
Agriculture	—	—	0.7
Alcohol & Tobacco	8.3	4.2	3.1
Automotive	4.2	1.0	2.8
Banking	7.9	21.8	3.0
Cable Television	—	—	1.8
Chemicals	—	0.8	1.4
Commercial Services	0.3	4.1	2.2
Computer Software	—	2.7	1.8
Construction & Engineering	—	1.0	0.2
Consumer Products	2.1	—	0.1
Diversified	2.1	1.4	—
Electric	1.8	0.6	1.9
Energy Exploration & Production	—	6.2	0.5
Energy Integrated	5.0	4.3	2.2
Energy Services	0.7	—	1.5
Financial Services	4.0	3.3	9.1
Food & Beverages	—	0.7	1.8
Forest & Paper Products	2.0	0.7	1.2
Gas Utilities	—	—	0.4
Health Services	—	—	2.0
Household & Personal Products	1.6	2.7	1.2
Housing	5.7	1.2	1.2
Insurance	6.5	3.1	3.3
Leisure & Entertainment	7.1	1.4	2.7
Manufacturing	5.1	4.6	7.3
Medical Products	—	—	1.4
Metals & Glass Containers	—	—	0.1
Metals & Mining	1.5	3.2	0.4
Pharmaceutical & Biotechnology	10.6	—	8.6
Real Estate	—	—	2.2
Restaurants	—	—	0.1
Retail	5.5	5.2	4.5
Semiconductors & Components	1.9	7.5	2.2
Technology	2.5	1.9	1.6
Technology Hardware	—	1.2	4.1
Telecommunications	3.1	10.9	2.4
Transportation	4.2	2.5	2.6
Subtotal	93.7	98.2	83.9
Foreign Government Obligations	—	—	12.4
Supranationals	—	—	0.8
US Municipal Bonds	—	—	0.4
Short-Term Investments	4.4	1.0	3.1
Total Investments	98.1%	99.2%	100.6%

Valuation of Investments:

Net asset value per share for each Class of each Portfolio is determined by State Street Bank and Trust Company for Lazard Retirement Series, Inc. (the “Fund”) on each day the New York Stock Exchange (“NYSE”) is open for business. Market values for securities listed on the NYSE, NASDAQ national market or other US or foreign exchanges or markets are generally based on the last reported sales price on the exchange or market on which the security is principally traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the most recent quoted bid price. The Fund values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Forward currency contracts are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”).

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations or a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in 60 days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”).

The Valuation Committee of Lazard Asset Management LLC (the “Investment Manager”), which meets periodically under the direction of the Board, may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio managers/analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. Non-US securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

The effect of using fair value pricing is that the NAV of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

Fair Value Measurements:

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Portfolios’ investments by each fair value hierarchy level as of March 31, 2014:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2014
US Strategic Equity Portfolio
Common Stocks	$9,176,559	$—	$—	$9,176,559
Preferred Stock*	—	—	—	—
Short-Term Investment	232,846	—	—	232,846
Total	$9,409,405	$—	$—	$9,409,405

US Small-Mid Cap Equity Portfolio
Common Stocks	$59,458,011	$—	$—	$59,458,011
Preferred Stock*	—	—	—	—
Short-Term Investment	3,399,549	—	—	3,399,549
Total	$62,857,560	$—	$—	$62,857,560

International Equity Portfolio
Common Stocks
Japan	$5,628,850	$113,939,149	$—	$119,567,999
United Kingdom	1,455,232	151,858,554	—	153,313,786
Other	33,745,261	336,926,963	—	370,672,224
Preferred Stock	—	11,564,184	—	11,564,184
Short-Term Investment	30,501,455	—	—	30,501,455
Total	$71,330,798	$614,288,850	$—	$685,619,648

Emerging Markets Equity Portfolio
Common Stocks
China	$29,721,356	$50,526,041	$—	$80,247,397
Hong Kong	21,456,888	6,050,169	—	27,507,057
Indonesia	24,515,699	50,174,959	—	74,690,658
Russia	21,243,704	95,881,392	—	117,125,096
Other	241,944,355	531,547,520	—	773,491,875
Short-Term Investment	11,258,472	—	—	11,258,472
Total	$350,140,474	$734,180,081	$—	$1,084,320,555

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2014
Multi-Asset Targeted Volatility Portfolio
Assets:
Common Stocks
Belgium	$2,308,703	$290,022	$—	$2,598,725
Canada	2,673,081	34,697	—	2,707,778
Denmark	2,798,143	576,102	—	3,374,245
Finland	1,225,074	176,220	—	1,401,294
Germany	2,331,340	66,068	—	2,397,408
Ireland	2,198,430	136,794	—	2,335,224
Japan	4,332,681	1,162,913	—	5,495,594
Netherlands	927,434	46,678	—	974,112
Singapore	31,174	407,554	—	438,728
Sweden	1,846,524	289,906	—	2,136,430
Switzerland	3,307,125	466,065	—	3,773,190
United Kingdom	4,515,041	2,344,497	—	6,859,538
Other	55,869,416	4,249,979	—	60,119,395
Preferred Stock	1,073,710	—	—	1,073,710
Corporate Bonds	—	7,130,210	—	7,130,210
Foreign Government Obligations	—	15,413,884	—	15,413,884
Quasi Government Bonds	—	1,391,617	—	1,391,617
Supranationals	—	952,482	—	952,482
US Municipal Bonds	—	424,223	—	424,223
Short-Term Investment	3,884,254	—	—	3,884,254
Other Financial Instruments**
Forward Currency Contracts	—	57,379	—	57,379
Total	$89,322,130	$35,617,290	$—	$124,939,420
Liabilities:
Other Financial Instruments**
Forward Currency Contracts	$—	$(291,546)	$—	$(291,546)
* The preferred stock was reported in the Portfolios of Investments at zero market value.
** Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation/depreciation.

Certain common stocks (see footnote (d)) included in Level 2 were valued based on reference to similar securities from the same issuers which were trading on active markets. The fixed-income securities included in Level 2 were valued on the basis of prices provided by independent pricing services. The forward currency contracts included in Level 2 were valued using quotations provided by an independent pricing service.

The fair value measurement process for the Level 3 preferred stock of Better Place, Inc., a company that was working to build the infrastructure to deliver a range of services relating to the use of electric vehicles, including battery charging and swap stations, includes significant unobservable inputs, including the bankruptcy filing of the company, which is reflected in its current valuation of zero.

In connection with the periodic implementation of fair value pricing procedures with respect to non-US securities, certain equity securities (other than those securities described in footnote (d)) in the International Equity, Emerging Markets Equity and Multi-Asset Targeted Volatility Portfolios can transfer from Level 1 to Level 2 as a result of fair value pricing procedure triggers being met and would revert to Level 1 when the fair value pricing procedure triggers are no longer met.

At March 31, 2014, securities valued at $615,707,417, $650,208,869 and $6,815,662 were transferred from Level 1 to Level 2 for the International Equity, Emerging Markets Equity and Multi-Asset Targeted Volatility Portfolios, respectively. There were no other transfers into or out of Levels 1, 2 or 3 during the period ended March 31, 2014. Transfers between levels are recognized at the beginning of the reporting period.

Item 2.	Controls and Procedures.

(a)         The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date:	May 30, 2014

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	May 30, 2014